Note 18 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	December 31, Contract Amount
(Dollars in thousands)	2017	2016
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$3,792	7,587
Commercial real estate	12,968	33,953
Non-real estate commercial	6,495	420
Undisbursed balance of loans closed	44,712	39,841
Unused lines of credit	103,811	100,893
Letters of credit	1,867	1,902
Total commitments to extend credit	$173,645	184,596
Forward commitments	$5,629	9,595

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$5,740	888	1,740	1,679	1,433
Total contractual obligations	$5,740	888	1,740	1,679	1,433

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$53,691	25,433	17,175	11,033	50
Commitments to lend	39,965	13,691	994	13,110	12,170
Standby letters of credit	1,867	1,546	321	0	0
Total other commercial commitments	$95,523	40,670	18,490	24,143	12,220